Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares	3 Months Ended
Jun. 30, 2018
Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares [Abstract]
Disclosure of Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares [text block]

Deutsche Bank’s Ownership Interest following Initial Public Offering of DWS shares

Deutsche Bank announced on February 26, 2018 its intention to proceed with the planned Initial Public Offering (“IPO”) of its subsidiary DWS Group GmbH & Co. KGaA (“DWS”) on the regulated market of the Frankfurt Stock Exchange. The IPO consisted purely of the sale of existing shares directly held by DWS’s sole shareholder, DB Beteiligungs Holding GmbH, a 100 % subsidiary of Deutsche Bank AG. The total placement volume is comprised of 44.5 million DWS shares including over-allotments (greenshoe) of 4.5 million shares.

As announced on March 22, 2018, the placement price for shares offered in the IPO had been set at € 32.50 per share. As of March 31, 2018, 40.0 million DWS shares were sold to new investors. Based on the placement price, the market capitalization of DWS amounted to € 6.5 billion. Deutsche Bank received gross proceeds of € 1.3 billion from the placement of DWS shares, resulting in investors other than Deutsche Bank holding 20.0 % of DWS. Subsequently, Deutsche Bank remains DWS’s majority shareholder post IPO.

The final carrying amount of DWS’ net assets in the Group’s consolidated financial statements on the date of the IPO was € 6.0 billion. This includes the net assets from the U.S. Asset Management business transferred to DWS on April 2, 2018 which was subject to contractually binding agreements between the Group entities involved and constituted an element of the offering.

The following table summarizes the effect of changes in Deutsche Bank’s ownership interest in DWS and their impact on shareholders’ equity at the end of the reporting period:

in € m.	2018
Deutsche Bank’s ownership interest at the time of the IPO	5,991
Net decrease in Deutsche Bank’s ownership interest	(1,229)
Deutsche Bank’s share of net income or loss	85
Deutsche Bank’s share of other comprehensive income	120
Deutsche Bank’s share of other equity changes	30
Deutsche Bank’s ownership interest in DWS at the end of the reporting period	4,997
Excess amount from the IPO	74
Total effect on shareholders' equity from a change in Deutsche Bank's ownership interest in DWS, at the end of the reporting period	5,071

By the end of the stabilization period (April 20, 2018), out of the total greenshoe volume of 4.5 million shares, 1,018,128 shares were allocated to new shareholders, which increased the proportion of outside shareholders in DWS to 20.51%.